Other taxes and royalties - Summary of other taxes and royalties (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Abstract [Abstract]
Royalties	$ 9,547	$ 4,152
Tax withholdings	873	843
VAT	33	46
Other	919	76
Total current	$ 11,372	$ 5,117